SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details 1) - CAD ($)	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Salaries and benefits	$ 63,000	$ 86,000
Data processing and retention	2,000	2,000
Insurance	12,000	8,000
Other office expenses	27,000	49,000
Total	$ 104,000	$ 145,000